CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Capital Surplus [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balances at Dec. 31, 2008	$ 68,456	$ 2,279	$ 221,199	$ (73,849)	$ (23,208)	$ 194,877
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	(90,227)	0	(90,227)
Retirement of Series A preferred stock						0
Common, declared	0	0	0	(721)	0	(721)
Dividends on Preferred	0	0	0	(3,600)	0	(3,600)
Issuance of common stock	0	103	1,091	0	0	1,194
Share based compensation	0	6	803	0	0	809
Repurchase and retirement of common stock	0	(2)	2	0	0	0
Accretion of preferred stock discount	701	0	0	(701)	0	0
Net change in accumulated other comprehensive income (loss), net of related tax effect	0	0	0	0	7,529	7,529
Balances at Dec. 31, 2009	69,157	2,386	223,095	(169,098)	(15,679)	109,861
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	(16,709)	0	(16,709)
Reclassification upon removal of par value on common stock	0	223,095	(223,095)	0	0	0
Dividends on Preferred	2,658	0	0	(3,734)	0	(1,076)
Retirement of Series A preferred stock	(69,364)	0	0	0	0	(69,364)
Retirement of common stock warrants	0	(3,579)	0	0	0	(3,579)
Issuance of Series B preferred stock	72,888	0	0	0	0	72,888
Issuance of common stock	0	23,963	0	0	0	23,963
Share based compensation	0	542	0	0	0	542
Accretion of preferred stock discount	361	0	0	(361)	0	0
Net change in accumulated other comprehensive income (loss), net of related tax effect	0	0	0	0	2,559	2,559
Balances at Dec. 31, 2010	75,700	246,407	0	(189,902)	(13,120)	119,085
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	(20,200)	0	(20,200)
Dividends on Preferred	3,939	0	0	(3,939)	0	0
Retirement of Series A preferred stock						0
Retirement of common stock warrants						0
Issuance of common stock	0	1,335	0	0	0	1,335
Share based compensation	0	1,208	0	0	0	1,208
Accretion of preferred stock discount	218	0	0	(218)	0	0
Net change in accumulated other comprehensive income (loss), net of related tax effect	0	0	0	0	1,199	1,199
Balances at Dec. 31, 2011	$ 79,857	$ 248,950	$ 0	$ (214,259)	$ (11,921)	$ 102,627